Restructuring and Other - Summary of Changes in the Restructuring and Other Severance Liability (Parenthetical) (Details) - USD ($) $ in Millions	6 Months Ended	12 Months Ended
	Sep. 30, 2024	Mar. 31, 2024
Severance Liability		$ 19.3
Starz Business of Lions Gate Entertainment Corp
Severance Liability	$ 0.8	$ 1.6